Sundry provisions (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 1,924	R$ 1,971
Sundry provisions, current	711	619
Sundry provisions, non current	1,213	1,352
Leniency Agreement [Member]
IfrsStatementLineItems [Line Items]
Total	673	636
Recovery Of Environmental Damage [Member]
IfrsStatementLineItems [Line Items]
Total	972	1,042
Provision For Customers Rebates [Member]
IfrsStatementLineItems [Line Items]
Total	189	201
Other [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 90	R$ 92